Commitments and Contingencies (Details)	Sep. 19, 2012 item
Contingencies
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.	3